ASSET ACQUISITION (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Fair value of promissory note	$ 1,136
Cash consideration	1,750
Total fair value of consideration	2,886
Net Assets Acquired	2,886
Furniture and Equipment [Member]
Net Assets Acquired	503
Leasehold improvements [Member]
Net Assets Acquired	2,104
Inventory [Member]
Net Assets Acquired	168
Land [Member]
Net Assets Acquired	202
Liabilities Assumed [Member]
Net Assets Acquired	$ (91)